Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 45	$ 100	$ 300
Minimum
Finite-Lived Intangible Assets [Line Items]
Expected period of life of intangible assets	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Expected period of life of intangible assets	5 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected period of life of intangible assets	3 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected period of life of intangible assets	5 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Expected period of life of intangible assets	3 years
Lead Provider Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected period of life of intangible assets	3 years
Lead Provider Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected period of life of intangible assets	5 years